Schedule H, Line 4i: Schedule of Assets Held at End of Year - Schedule H, Line 4i: Schedule of Assets Held at End of Year (Details) - Artesian 401(k) Retirement Plan [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule H, Line 4i: Schedule of Assets Held at End of Year [Abstract]
Participants notes receivable	$ 209,625	[1]
Asset held for investment	$ 80,320,139
Mutual Funds [Member]
Schedule H, Line 4i: Schedule of Assets Held at End of Year [Abstract]
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 48,648,003
Pooled Separate Accounts [Member]
Schedule H, Line 4i: Schedule of Assets Held at End of Year [Abstract]
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 26,665,290
Participants Notes Receivable [Member]
Schedule H, Line 4i: Schedule of Assets Held at End of Year [Abstract]
Party in interest	true	[1]
Investment, Identifier [Axis]: Allspring Special Mid Cap Value Fund [Member]
Schedule H, Line 4i: Schedule of Assets Held at End of Year [Abstract]
Identity of issuer, borrower, lessor, or similar party	Allspring Special Mid Cap Value Fund [Member]
Description of investment	Mutual Funds [Member]
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 2,241,933
Investment, Identifier [Axis]: American Century Small Cap Value Fund R6 [Member]
Schedule H, Line 4i: Schedule of Assets Held at End of Year [Abstract]
Identity of issuer, borrower, lessor, or similar party	American Century Small Cap Value Fund R6 [Member]
Description of investment	Mutual Funds [Member]
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 157,981
Investment, Identifier [Axis]: American Funds 2010 Target Date Retirement Fund [Member]
Schedule H, Line 4i: Schedule of Assets Held at End of Year [Abstract]
Identity of issuer, borrower, lessor, or similar party	American Funds 2010 Target Date Retirement Fund [Member]
Description of investment	Mutual Funds [Member]
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 249,301
Investment, Identifier [Axis]: American Funds 2020 Target Date Retirement Fund [Member]
Schedule H, Line 4i: Schedule of Assets Held at End of Year [Abstract]
Identity of issuer, borrower, lessor, or similar party	American Funds 2020 Target Date Retirement Fund [Member]
Description of investment	Mutual Funds [Member]
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 37,704
Investment, Identifier [Axis]: American Funds 2025 Target Date Retirement Fund [Member]
Schedule H, Line 4i: Schedule of Assets Held at End of Year [Abstract]
Identity of issuer, borrower, lessor, or similar party	American Funds 2025 Target Date Retirement Fund [Member]
Description of investment	Mutual Funds [Member]
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 1,502,529
Investment, Identifier [Axis]: American Funds 2030 Target Date Retirement Fund [Member]
Schedule H, Line 4i: Schedule of Assets Held at End of Year [Abstract]
Identity of issuer, borrower, lessor, or similar party	American Funds 2030 Target Date Retirement Fund [Member]
Description of investment	Mutual Funds [Member]
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 559,897
Investment, Identifier [Axis]: American Funds 2035 Target Date Retirement Fund [Member]
Schedule H, Line 4i: Schedule of Assets Held at End of Year [Abstract]
Identity of issuer, borrower, lessor, or similar party	American Funds 2035 Target Date Retirement Fund [Member]
Description of investment	Mutual Funds [Member]
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 2,129,434
Investment, Identifier [Axis]: American Funds 2040 Target Date Retirement Fund [Member]
Schedule H, Line 4i: Schedule of Assets Held at End of Year [Abstract]
Identity of issuer, borrower, lessor, or similar party	American Funds 2040 Target Date Retirement Fund [Member]
Description of investment	Mutual Funds [Member]
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 729,982
Investment, Identifier [Axis]: American Funds 2045 Target Date Retirement Fund [Member]
Schedule H, Line 4i: Schedule of Assets Held at End of Year [Abstract]
Identity of issuer, borrower, lessor, or similar party	American Funds 2045 Target Date Retirement Fund [Member]
Description of investment	Mutual Funds [Member]
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 5,637,000
Investment, Identifier [Axis]: American Funds 2050 Target Date Retirement Fund [Member]
Schedule H, Line 4i: Schedule of Assets Held at End of Year [Abstract]
Identity of issuer, borrower, lessor, or similar party	American Funds 2050 Target Date Retirement Fund [Member]
Description of investment	Mutual Funds [Member]
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 929,511
Investment, Identifier [Axis]: American Funds 2055 Target Date Retirement Fund [Member]
Schedule H, Line 4i: Schedule of Assets Held at End of Year [Abstract]
Identity of issuer, borrower, lessor, or similar party	American Funds 2055 Target Date Retirement Fund [Member]
Description of investment	Mutual Funds [Member]
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 3,408,491
Investment, Identifier [Axis]: American Funds 2060 Target Date Retirement Fund [Member]
Schedule H, Line 4i: Schedule of Assets Held at End of Year [Abstract]
Identity of issuer, borrower, lessor, or similar party	American Funds 2060 Target Date Retirement Fund [Member]
Description of investment	Mutual Funds [Member]
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 288,107
Investment, Identifier [Axis]: American Funds 2065 Target Date Retirement Fund [Member]
Schedule H, Line 4i: Schedule of Assets Held at End of Year [Abstract]
Identity of issuer, borrower, lessor, or similar party	American Funds 2065 Target Date Retirement Fund [Member]
Description of investment	Mutual Funds [Member]
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 252,568
Investment, Identifier [Axis]: American Funds American Balanced Fund R6 [Member]
Schedule H, Line 4i: Schedule of Assets Held at End of Year [Abstract]
Identity of issuer, borrower, lessor, or similar party	American Funds American Balanced Fund R6 [Member]
Description of investment	Mutual Funds [Member]
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 4,042,342
Investment, Identifier [Axis]: Artesian Resources Corporation [Member]
Schedule H, Line 4i: Schedule of Assets Held at End of Year [Abstract]
Identity of issuer, borrower, lessor, or similar party	Artesian Resources Corporation [Member]	[1]
Description of investment	Class A Non-Voting Common Stock [Member]	[1]
Participant directed status	Participant-Directed Investments [Member]	[1],[2]
Current value	$ 2,666,229	[1]
Investment, Identifier [Axis]: Capital Group Europacific Growth SA [Member]
Schedule H, Line 4i: Schedule of Assets Held at End of Year [Abstract]
Identity of issuer, borrower, lessor, or similar party	Capital Group Europacific Growth SA [Member]
Description of investment	Pooled Separate Accounts [Member]
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 3,551,683
Investment, Identifier [Axis]: Columbia Small Cap Growth Fund 1 [Member]
Schedule H, Line 4i: Schedule of Assets Held at End of Year [Abstract]
Identity of issuer, borrower, lessor, or similar party	Columbia Small Cap Growth Fund 1 [Member]
Description of investment	Mutual Funds [Member]
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 1,039,102
Investment, Identifier [Axis]: Common Stock [Member]
Schedule H, Line 4i: Schedule of Assets Held at End of Year [Abstract]
Party in interest	true	[1]
Investment, Identifier [Axis]: Dreyfus Government Cash Management Fund [Member]
Schedule H, Line 4i: Schedule of Assets Held at End of Year [Abstract]
Identity of issuer, borrower, lessor, or similar party	Dreyfus Government Cash Management Fund [Member]
Description of investment	Mutual Funds [Member]
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 972
Investment, Identifier [Axis]: Driehaus Emerging Markets Growth Fund [Member]
Schedule H, Line 4i: Schedule of Assets Held at End of Year [Abstract]
Identity of issuer, borrower, lessor, or similar party	Driehaus Emerging Markets Growth Fund [Member]
Description of investment	Mutual Funds [Member]
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 189,055
Investment, Identifier [Axis]: JP Morgan Large Cap Growth SA [Member]
Schedule H, Line 4i: Schedule of Assets Held at End of Year [Abstract]
Identity of issuer, borrower, lessor, or similar party	JP Morgan Large Cap Growth SA [Member]
Description of investment	Pooled Separate Accounts [Member]
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 15,490,964
Investment, Identifier [Axis]: JP Morgan Large Cap Value 1 Fund SA [Member]
Schedule H, Line 4i: Schedule of Assets Held at End of Year [Abstract]
Identity of issuer, borrower, lessor, or similar party	JP Morgan Large Cap Value 1 Fund SA [Member]
Description of investment	Pooled Separate Accounts [Member]
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 7,622,643
Investment, Identifier [Axis]: JP Morgan Mid Cap Growth Fund [Member]
Schedule H, Line 4i: Schedule of Assets Held at End of Year [Abstract]
Identity of issuer, borrower, lessor, or similar party	JP Morgan Mid Cap Growth Fund [Member]
Description of investment	Mutual Funds [Member]
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 1,959,329
Investment, Identifier [Axis]: Pioneer Bond Fund K [Member]
Schedule H, Line 4i: Schedule of Assets Held at End of Year [Abstract]
Identity of issuer, borrower, lessor, or similar party	Pioneer Bond Fund K [Member]
Description of investment	Mutual Funds [Member]
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 3,121,448
Investment, Identifier [Axis]: T Rowe Price Stable Value [Member]
Schedule H, Line 4i: Schedule of Assets Held at End of Year [Abstract]
Identity of issuer, borrower, lessor, or similar party	T Rowe Price Stable Value [Member]
Description of investment	Common/Collective Trust [Member]
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 2,130,992
Investment, Identifier [Axis]: Vanguard 500 Index Fund Admiral [Member]
Schedule H, Line 4i: Schedule of Assets Held at End of Year [Abstract]
Identity of issuer, borrower, lessor, or similar party	Vanguard 500 Index Fund Admiral [Member]
Description of investment	Mutual Funds [Member]
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 13,516,797
Investment, Identifier [Axis]: Vanguard Mid-Cap Index Fund Admiral [Member]
Schedule H, Line 4i: Schedule of Assets Held at End of Year [Abstract]
Identity of issuer, borrower, lessor, or similar party	Vanguard Mid-Cap Index Fund Admiral [Member]
Description of investment	Mutual Funds [Member]
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 954,928
Investment, Identifier [Axis]: Vanguard Short-Term Investment-Grade Bond Fund Admiral [Member]
Schedule H, Line 4i: Schedule of Assets Held at End of Year [Abstract]
Identity of issuer, borrower, lessor, or similar party	Vanguard Short-Term Investment-Grade Bond Fund Admiral [Member]
Description of investment	Mutual Funds [Member]
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 1,298,656
Investment, Identifier [Axis]: Vanguard Small-Cap Index Fund Admiral [Member]
Schedule H, Line 4i: Schedule of Assets Held at End of Year [Abstract]
Identity of issuer, borrower, lessor, or similar party	Vanguard Small-Cap Index Fund Admiral [Member]
Description of investment	Mutual Funds [Member]
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 1,535,914
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Admiral [Member]
Schedule H, Line 4i: Schedule of Assets Held at End of Year [Abstract]
Identity of issuer, borrower, lessor, or similar party	Vanguard Total Bond Market Index Admiral [Member]
Description of investment	Mutual Funds [Member]
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 1,365,514
Investment, Identifier [Axis]: Vanguard Total International Stock Index Admiral [Member]
Schedule H, Line 4i: Schedule of Assets Held at End of Year [Abstract]
Identity of issuer, borrower, lessor, or similar party	Vanguard Total International Stock Index Admiral [Member]
Description of investment	Mutual Funds [Member]
Participant directed status	Participant-Directed Investments [Member]	[2]
Current value	$ 1,499,508
Minimum [Member]
Schedule H, Line 4i: Schedule of Assets Held at End of Year [Abstract]
Participants notes receivable, interest rates	4.25%	[1]
Maximum [Member]
Schedule H, Line 4i: Schedule of Assets Held at End of Year [Abstract]
Participants notes receivable, interest rates	9.50%	[1]

[1]	Identifies the party as a "Party in Interest" as defined by ERISA.
[2]	Cost information is not required for participant directed investments and is therefore not included.